14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Provision for income

The provision for income taxes as at December 31, are set forth below:

	2012	2011

Current
Federal	$1,093,000	$-
Federal AMT	-	57,000
State	354,000	-
Total Expense	1,447,000	57,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$1,447,000	$57,000

Reconciliation of our income tax rate

The following is a reconciliation of our income tax rate computed using the Federal statutory rate to our actual income tax rate as of December 31,

	2012	2011

Federal Tax Rate	34%	34%
Effect of State taxes	8%	6%
Net Operating Loss Carry Forward	-9%	-40%
Federal AMT	-	2%
Others	3%	-
Total	36%	2%

Deferred tax assets

The components of net deferred tax assets as of December 31, are set forth below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	282,000	380,000
Stock based compensation - options and restricted stock	506,000	466,000
Capitalized engineering costs	447,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	423,000	390,000
Amortization - NTW Transaction	138,000	-
Inventory - 263A adjustment	569,000	-
Lease Impairment	85,000	-
Deferred gain on sale of real estate	209,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,842,000	3,288,000
Valuation allowance	(2,269,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,573,000	2,071,000

Deferred tax liabilities:
Property and equipment	(997,000)	(801,000)
Amortization - Welding Transaction	(576,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,573,000)	(2,071,000)

Net deferred tax asset	$-	$-